SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Payables and Accruals [Abstract]
Accounts payable	$ 1,046	$ 1,058	$ 1,396	$ 1,781
Payroll payable	532	384	507	600
Payable to other services	5	22	29	228
Deposits	6	5	6
Others	100	111	147	55
Total	$ 1,689	$ 1,580	$ 2,085	$ 2,664